SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2021
Unrecognized tax benefits			$ 0	$ 0
Statutory tax rate (as a percent)			21.00%	21.00%
ITHAX ACQUISITION CORP.
Cash equivalents	$ 0		$ 0	$ 0
Transaction Costs Allocated To Warrant Liabilities		$ (675,351)	(675,351)
Underwriting fees					$ 5,250,000
Deferred underwriting fees payable	9,082,500		9,082,500		9,082,500
Transaction Cost					14,681,886
Offering costs	14,006,535		14,006,535
Sale of Stock, Other Offering Cost					$ 349,386
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	$ 0
Shares subject to forfeiture	787,500		787,500
Federal Depository Insurance Coverage	$ 250,000		$ 250,000
Class A Common Stock | ITHAX ACQUISITION CORP.
Number of warrants to purchase shares issued	12,412,500		12,412,500